UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21121

Large-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Large-Cap Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Aerospace & Defense — 6.3%
Boeing Co.	14,200	$1,365,472
General Dynamics Corp.	23,300	1,822,526
Rockwell Collins, Inc.	16,500	1,165,560
United Technologies Corp.	34,700	2,461,271
		$6,814,829
Air Freight & Logistics — 1.1%
FedEx Corp.	11,100	$1,231,767
		$1,231,767
Beverages — 2.3%
Coca-Cola Co., (The)	19,900	$1,040,969
PepsiCo, Inc.	22,350	1,449,397
		$2,490,366
Biotechnology — 1.3%
Gilead Sciences, Inc.(1)(2)	36,200	$1,403,474
		$1,403,474
Capital Markets — 5.5%
Charles Schwab Corp. (The)	47,600	$976,752
Franklin Resources, Inc.	6,300	834,561
Goldman Sachs Group, Inc.	5,100	1,105,425
Invesco PLC(3)	42,000	1,085,700
State Street Corp.	17,200	1,176,480
UBS AG(3)	13,200	792,132
		$5,971,050
Chemicals — 2.4%
Ecolab, Inc.	26,000	$1,110,200
EI Du Pont de Nemours & Co.	28,300	1,438,772
		$2,548,972
Communications Equipment — 6.9%
Cisco Systems, Inc.(1)	86,200	$2,400,670
Corning, Inc.(1)	51,100	1,305,605
QUALCOMM, Inc.	35,200	1,527,328
Research in Moton, Ltd.(1)(3)	6,700	1,339,933
Tellabs, Inc.(1)	79,400	854,344
		$7,427,880

Security	Shares	Value
Computer Peripherals — 4.4%
Apple Computer, Inc.(1)	21,700	$2,648,268
Hewlett-Packard Co.	28,500	1,271,670
Sun Microsystems, Inc.(1)	164,500	865,270
		$4,785,208
Consumer Finance — 1.1%
American Express Co.	19,300	$1,180,774
		$1,180,774
Diversified Financial Services — 0.9%
Citigroup, Inc.	19,400	$995,026
		$995,026
Electrical Equipment — 1.4%
Emerson Electric Co.	31,200	$1,460,160
		$1,460,160
Electronic Equipment & Instruments — 1.0%
Agilent Technologies, Inc.(1)	28,500	$1,095,540
		$1,095,540
Energy Equipment & Services — 0.8%
Schlumberger, Ltd.	10,000	$849,400
		$849,400
Food & Staples Retailing — 3.6%
CVS Corp.	33,224	$1,211,015
Safeway, Inc.	31,900	1,085,557
Wal-Mart Stores, Inc.	33,700	1,621,307
		$3,917,879
Food Products — 2.2%
Nestle SA(3)	3,400	$1,287,588
William Wrigley Jr. Co.(2)	19,500	1,078,545
		$2,366,133
Health Care Equipment & Supplies — 3.2%
Medtronic, Inc.	44,000	$2,281,840
Zimmer Holdings, Inc.(1)	13,600	1,154,504
		$3,436,344

See notes to financial statements

Large-Cap Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	23,000	$1,176,220
		$1,176,220
Hotels, Restaurants & Leisure — 1.7%
International Game Technology	21,000	$833,700
Marriott International, Inc., Class A	23,400	1,011,816
		$1,845,516
Household Products — 2.8%
Colgate-Palmolive Co.	18,000	$1,167,300
Procter & Gamble Co.	30,668	1,876,575
		$3,043,875
Industrial Conglomerates — 1.9%
General Electric Co.	54,400	$2,082,432
		$2,082,432
Internet Software & Services — 3.9%
eBay, Inc.(1)	41,000	$1,319,380
Google, Inc., Class A(1)	4,000	2,093,520
Yahoo!, Inc.(1)	28,500	773,205
		$4,186,105
IT Services — 2.4%
MasterCard, Inc., Class A(2)	8,300	$1,376,721
Paychex, Inc.	30,000	1,173,600
		$2,550,321
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.(1)	20,300	$1,049,916
		$1,049,916
Machinery — 2.8%
Danaher Corp.	10,300	$777,650
Deere & Co.	9,400	1,134,956
Eaton Corp.	12,500	1,162,500
		$3,075,106

Security	Shares	Value
Media — 5.3%
Clear Channel Outdoor Holdings, Inc., Class A(1)(2)	32,500	$921,050
Comcast Corp., Class A(1)	72,500	2,038,700
McGraw-Hill Companies, Inc., (The)	17,600	1,198,208
Time Warner, Inc.	41,000	862,640
Walt Disney Co., (The)	22,300	761,322
		$5,781,920
Multiline Retail — 3.4%
Dollar General Corp.	57,000	$1,249,440
Macy's, Inc.	21,500	855,270
Nordstrom, Inc.	17,000	869,040
Sears Holdings Corp.(1)	4,400	745,800
		$3,719,550
Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	18,700	$972,213
ConocoPhillips	13,500	1,059,750
Exxon Mobil Corp.	9,210	772,535
		$2,804,498
Pharmaceuticals — 9.2%
Abbott Laboratories	31,000	$1,660,050
Allergan, Inc.	18,000	1,037,520
Eli Lilly & Co.	20,500	1,145,540
Johnson & Johnson	23,000	1,417,260
Novartis AG ADR	18,400	1,031,688
Roche Holdings, Ltd. ADR	10,600	940,128
Shire PLC ADR	17,100	1,267,623
Wyeth Corp.	26,300	1,508,042
		$10,007,851
Semiconductors & Semiconductor Equipment — 7.3%
Intel Corp.	87,000	$2,067,120
KLA-Tencor Corp.	24,000	1,318,800
Linear Technology Corp.(2)	28,800	1,041,984
NVIDIA Corp.(1)	38,500	1,590,435
Texas Instruments, Inc.	49,500	1,862,685
		$7,881,024

See notes to financial statements

Large-Cap Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software — 4.8%
Adobe Systems, Inc.(1)	23,000	$923,450
Autodesk, Inc.(1)	25,600	1,205,248
Microsoft Corp.	62,420	1,839,517
Oracle Corp.(1)	59,500	1,172,745
		$5,140,960
Specialty Retail — 2.1%
Home Depot, Inc.	30,500	$1,200,175
J. Crew Group, Inc.(1)	19,800	1,070,982
		$2,271,157
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	19,900	$1,159,971
		$1,159,971
Wireless Telecommunication Services — 1.2%
SprintNextel Corp.	65,200	$1,350,292
		$1,350,292
Total Common Stocks (identified cost $89,527,960)		$107,101,516
Short-Term Investments — 5.8%
Description	Shares/ Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.32%(4)(5)	$5,152	$5,152,209
Investment in Cash Management Portfolio, 4.82%(4)	1,159	1,158,566
Total Short-Term Investments (at identified cost, $6,310,775)		$6,310,775
Total Investments — 104.8% (identified cost $95,838,735)		$113,412,291
Other Assets, Less Liabilities — (4.8)%		$(5,159,087)
Net Assets — 100.0%		$108,253,204

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of these securities were on loan at June 30, 2007.

(3)  Foreign security.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. Dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

(5)  The amount invested in the Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Large-Cap Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Unaffiliated investments, at value, including $5,011,858 of securities on loan (identified cost, $89,527,960)	$107,101,516
Affiliated investments, at value (identified cost, $6,310,775)	6,310,775
Dividends and interest receivable	66,912
Securities lending income receivable	3,516
Interest receivable from affiliated investments	3,202
Tax reclaim receivable	14,145
Total assets	$113,500,066
Liabilities
Collateral for securities loaned	$5,152,209
Payable to affiliate for investment advisory fees	57,099
Payable to affiliate for Trustees' fees	888
Accrued expenses	36,666
Total liabilities	$5,246,862
Net Assets applicable to investors' interest in Portfolio	$108,253,204
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$90,679,737
Net unrealized appreciation (computed on the basis of identified cost)	17,573,467
Total	$108,253,204

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends (net of foreign taxes, $15,157)	$692,748
Interest income allocated from affiliated investments	74,122
Interest	542
Security lending income, net	3,338
Expenses allocated from affliated investments	(7,102)
Total investment income	$763,648
Expenses
Investment adviser fee	$307,235
Trustees' fees and expenses	992
Custodian fee	43,227
Legal and accounting services	11,698
Miscellaneous	905
Total expenses	$364,057
Deduct — Reduction of custodian fee	$12
Total expense reductions	$12
Net expenses	$364,045
Net investment income	$399,603
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$196,799
Foreign currency transactions	(103)
Net realized gain	$196,696
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$6,029,407
Foreign currency	(118)
Net change in unrealized appreciation (depreciation)	$6,029,289
Net realized and unrealized gain	$6,225,985
Net increase in net assets from operations	$6,625,588

See notes to financial statements

Large-Cap Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations —
Net investment income	$399,603	$240,093
Net realized gain from investment transactions, payment by affiliate, a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines, and foreign currency transactions	196,696	1,367,648
Net change in unrealized appreciation (depreciation) of investments and foreign currency	6,029,289	5,363,194
Net increase in net assets from operations	$6,625,588	$6,970,935
Capital transactions — Contributions	$28,528,331	$51,014,290
Withdrawals	(10,917,737)	(13,555,789)
Net increase in net assets from capital transactions	$17,610,594	$37,458,501
Net increase in net assets	$24,236,182	$44,429,436
Net Assets
At beginning of period	$84,017,022	$39,587,586
At end of period	$108,253,204	$84,017,022

See notes to financial statements

Large-Cap Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2007		Year Ended December 31,							Period Ended
	(Unaudited)		2006		2005		2004		2003	December 31, 2002(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.77	%(2)	0.78%		0.82	%(3)	0.85	%(3)	1.15%	4.48	%(2)
Expenses after custodian fee reduction	0.77	%(2)	0.78%		0.82	%(3)	0.85	%(3)	1.15%	4.47	%(2)
Net investment income (loss)	0.83	%(2)	0.48%		0.58%		0.58%		0.19%	(3.03	)%(2)
Portfolio Turnover	17%		56%		55%		45%		64%	11%
Total Return	6.96	%(4)	13.14	%(5)	7.23%		10.98%		23.83%	(0.73	)%(4)
Net assets, end of period (000's omitted)	$108,253		$84,017		$39,588		$32,162		$17,579	$5,699

(1)  For the period from the start of business, September 9, 2002, to December 31, 2002.

(2)  Annualized.

(3)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for each of the years ended 2005 and 2004, respectively).

(4)  Not annualized.

(5)  During the year ended December 31, 2006, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2006.

See notes to financial statements

Large-Cap Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 18, 2002, seeks total return by investing in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. The Portfolio normally invests at least 80% of its net assets in large-cap companies, which management generally considers to be companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2007, the Eaton Vance Large-Cap Growth Fund held an approximate 84.8% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral are valued at the net asset value per share on the valuation date.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits

Large-Cap Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Put Options — Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

G  Securities Sold Short — The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

H  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities

Large-Cap Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

L  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. The portion of the advisory fees payable by Cash Management in the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended June 30, 2007, the Portfolio's advisory fee totaled $314,109 of which $6,874 was allocated from Cash Management and $307,235 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $36,142,066 and $16,471,242, respectively, for the six months ended June 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$95,896,452
Gross unrealized appreciation	$17,752,544
Gross unrealized depreciation	(236,705)
Net unrealized appreciation	$17,515,839

The unrealized depreciation on foreign currency at June 30, 2007 on a federal income tax basis was $89.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2007.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended June 30, 2007.

Large-Cap Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with IBT as securities lending agent, in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U. S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $162,661 for the six months ended June 30, 2007. At June 30, 2007, the value of the securities loaned and the value of the collateral amounted to $5,011,858 and $5,152,209, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period, the registrant’s Board designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Hayes retired from the Board effective July 1, 2007.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Assistant Treasurer

Date:	August 8, 2007

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 8, 2007